Derivatives and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Notional Amounts Under Swaps Contracts

The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2012	December 31, 2011
Contract notional amounts	14,579	10,827

Amount of Gain or Losses Recognized in Income on Derivatives

The following table sets forth the gains and (losses) recognized on the Company’s Swaps (derivatives) for the years ended December 31, 2012, 2011, and 2010 and their location in the income statements (thousands of dollars):

Gains (losses) recognized in income for derivatives not designated as hedging instruments:

(Thousands of dollars)

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2012		2011		2010
Swaps	Net cost of gas sold	$(4,854)		$(18,201)		$(27,690)
Swaps	Net cost of gas sold	4,854	*	18,201	*	27,690	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

Gains (Losses) Recognized in other Comprehensive Income for Derivatives as Cash Flow Hedging Instruments

Gains (losses) recognized in other comprehensive income for derivatives designated as cash flow hedging instruments:

	Year Ended December 31, 2012	Year Ended December 31, 2011
(Thousands of dollars)
Amount of gain/(loss) realized/unrealized on FSIRS recognized in other comprehensive income on derivative	$2,959	$(17,958)

Fair Values of Swaps and FSIRS in Balance Sheet Location

The following table sets forth the fair values of the Company’s Swaps and FSIRS and their location in the balance sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2012 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$132	$(126)	$6
Swaps	Other current liabilities	391	(2,467)	(2,076)
Swaps	Other deferred credits	233	(552)	(319)

Total		$756	$(3,145)	$(2,389)

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(11,122)	$(11,122)
Swaps	Other deferred credits	—	(621)	(621)

Total		$—	$(11,743)	$(11,743)

Fair values of derivatives designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other current liabilities	$—	$(24,713)	$(24,713)

Paid to and Received from Counterparties for Settlements of Matured Swaps

The following table shows the amounts Southwest paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
(Thousands of dollars)
Paid to counterparties	$14,843	$17,283	$16,574

Received from counterparties	$634	$—	$831

Regulatory Assets/Liabilities Offsetting the Derivatives at Fair Value in the Balance Sheet

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the balance sheets (thousands of dollars).

December 31, 2012
Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(6)
Swaps	Prepaids and other current assets	2,076
Swaps	Deferred charges and other assets	319

December 31, 2011
Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$11,122
Swaps	Deferred charges and other assets	621

Significant Other Observable Inputs

The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, the Company’s financial assets and liabilities that were accounted for at fair value:

Level 2 - Significant other observable inputs

	December 31, 2012	December 31, 2011
(Thousands of dollars)
Assets at fair value:
Deferred charges and other assets - Swaps	$6	$—
Liabilities at fair value:
Other current liabilities - Swaps	(2,076)	(11,122)
Other deferred credits - Swaps	(319)	(621)
Other current liabilities - FSIRS	—	(24,713)

Net Assets (Liabilities)	$(2,389)	$(36,456)